INDEX 500


             ADVANTUS INDEX 500 FUND, INC.
  SEMI-ANNUAL REPORT TO SHAREHOLDERS DATED JANUARY 31, 2000        [LOGO]
                                                                ADVANTUS-TM-
                                                               FAMILY OF FUNDS

EQUITY

[PHOTO]

ADVANTUS Index 500 Fund

TABLE OF CONTENTS

PERFORMANCE UPDATE                 2

INVESTMENTS IN SECURITIES          5

STATEMENT OF ASSETS AND
LIABILITIES                       17

STATEMENT OF OPERATIONS           18

STATEMENTS OF CHANGES IN NET
ASSETS                            19

NOTES TO FINANCIAL STATEMENTS     20

SHAREHOLDER SERVICES              26

Letter from the President                                                [PHOTO]

Dear Shareholder:

Over the past year, which includes this reporting period, the key themes in our updates were consistent: global economic recovery, continued U.S. growth with low inflation, investors' affinity for and fickleness with the capital markets, and glitch-free passage into the next millennium. These themes will likely continue into 2000 since turning a calendar page has little to do with the conduct of economies or markets. Most economic and market conditions play out over a period of time. However, transition should not be mistaken for tranquility; volatility was extremely evident in the markets over the past 6 months, and we expect the same for the upcoming year.

Throughout 1999, many of the world's economies were mending. Asia, including economically devastated Japan, showed signs of a sustainable recovery. Europe improved, equity markets soared and growth in the U.S. climbed higher. As the year ended, many of the world's economies looked brighter and the U.S. continued to shine. In the U.S., economic growth accelerated. The inflation-wary Federal Reserve again tapped the brakes to slow the U.S. growth engine by raising the Fed Funds rate on November 16. This tightening - like the two preemptive moves earlier in 1999 - was 25 basis points (.25 percent), totaling 75 basis points (.75 percent) for 1999. The most recent hike in Fed Funds (25 basis points) was announced at the February 2, 2000 Federal Open Market Committee (FOMC) meeting. The Fed's inflation fighting vigilance continues.

Stock Market: Large cap stocks were strong performers for the reporting period. The S&P 500 Index* finished 1999 up 21 percent despite increasing interest rates, continuing fears of future interest rate hikes, looming Y2K issues and recovery of many foreign economies. However, the Index* composite declined significantly in January 2000 to return -5.0 percent. The technology sector, the largest weighted sector in the composite, returned 32 percent for the six-month period ended January 31st.

Bond Market: The steady climb in interest rates throughout the year sent bond prices lower. The bond market suffered its worst year-end performance since 1994 and the second worst since 1973. Rising interest rates, low unemployment, inflationary fears and a runaway stock market did not bode well for the bonds during this reporting period.

What do we expect going forward? We believe that Asia's recovery, including Japan, will continue. We anticipate the growth in Europe will also continue. It appears that more countries are moving toward free market economies. As these countries embrace the free market system, we anticipate that capital will flow more efficiently and competition will increase. Historically, price competition keeps global inflation lower, however, past performance is not necessarily indicative of future results.

On the domestic front, we expect growth to slow. The Federal Reserve will likely adopt a "tightening" posture through the first half of 2000 to reign in the economic growth rate. We expect that fundamentals for the stock market (i.e., earnings growth, moderate inflation, and good productivity numbers) will remain very strong.

A technological revolution is driving the U.S. economy. Spending to retrofit U.S. industry has pushed economic growth and productivity. It is likely that market euphoria will spill over, and corrections will still occur in the economy and the marketplace. However, this "new economy" is creating excitement and the potential to bring significant opportunity to long-term investors.

Thank you for investing with Advantus.

Sincerely,

/s/ William N. Westhoff

William N. Westhoff, President

Advantus Funds

*The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

ADVANTUS Index 500 Fund

PERFORMANCE UPDATE

[PHOTO]

JAMES SEIFERT
PORTFOLIO MANAGER
The Advantus Index 500 Fund
seeks investment results that
correspond generally to the
price and yield performance
of the common stocks included
in the Standard and Poor's
Corporation 500 Composite
Stock Index (S&P 500 Index).+
It is designed to provide an
economical and convenient
means of maintaining a broad
position in the equity market
as part of an overall
investment strategy.

  - Dividends paid quarterly.

  - Capital gains distributions paid annually.

Performance
For the six months ended January 31, 2000, the Advantus Index 500 Fund returned the following for each class of shares currently offered:

CLASS A..........................  5.05 PERCENT*
CLASS B..........................  4.60 PERCENT*
CLASS C..........................  4.61 PERCENT*

This compares to the S&P 500 Index,** which earned 4.93 percent for the same period.

Performance Analysis

For the first five months of this six-month reporting period (August through December 1999), the S&P 500 composite was up more than 11 percent - a wonderful finish to the calendar year-end. However, the composite declined significantly in January 2000 to return -5.0 percent.

The technology sector continued to carry the composite during the reporting period. In addition to being the largest-weighted sector in the composite, it also returned 32 percent for the six months. Following tremendous
December gains of 19.5 percent, however, technology's January performance generated a -7.6 percent return. Overall, the top five contributors to the composite for the reporting period were Cisco Systems, Intel, General Electric, Oracle and Sun Microsystems. Alternately, the biggest declines came from SBC Communications, Lucent Technologies, Bank of America, Bank One and IBM.

Outlook
The Federal Reserve will likely adopt a "tightening" posture through the first half of 2000 to reign in the economic growth rate. We expect that fundamentals for the stock market (i.e., earnings growth, moderate inflation, and good productivity numbers) will remain very strong. Over the short term, the market must cope with the negative impacts of climbing interest rates that could cause more volatility in a sustained bull market. In response to a technological revolution, spending to retrofit U.S. industry is pushing economic growth and productivity. We expect market euphoria will likely spill over, and corrections may occur in the economy and the marketplace. We feel, however, this "new economy" is creating excitement and opportunity for long-term investors.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000
                   INVESTMENT IN THE ADVANTUS INDEX 500 FUND,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

On the following chart you can see how the total return for each of the three classes of shares of the Advantus Index 500 Fund compared to the S&P 500 Index and the Consumer Price Index. The lines represent the cumulative total return of a hypothetical $10,000 investment made on the inception date of each class of shares of the Advantus Index 500 Fund (January 31, 1997) through January 31, 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN:
Class A:
One year                        3.40%
Since inception (1/31/97)      19.22%
Class B:
One year                        3.47%
Since inception (1/31/97)      19.87%
Class C:
One year                        8.49%
Since inception (1/31/97)      20.28%
(Thousands)
                              Class A  Class B  Class C  S&P 500 Index      CPI
1/31/97                       $10,000  $10,000  $10,000        $10,000  $10,000
7/31/97                        11,464   11,577   12,043         12,244   10,075
7/31/98                        13,549   13,701   14,101         14,607   10,245
7/31/99                        16,141   16,362   16,644         17,557   10,458
1/31/00                        16,956   17,230   17,411         18,540   10,609

The preceding chart is useful because it provides you with more information about your investments. There are limitations, however. An index may reflect the performance of securities that the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your Fund does. Performance presented for the Fund reflects the deduction of the maximum 5.5 percent front-end sales charge for Class A and the maximum applicable contingent deferred sales charge for Class B shares. Sales charges pay for your financial professional's investment advice. Individuals cannot invest in the index itself, nor can they invest in any fund which seeks to track the performance of the index without incurring some charges and expenses.

Historical performance is not an indication of future performance. Investment returns and principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost.

+"Standard & Poor's ", "S&P, "S&P 500 ", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
*Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5.5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.
**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Advantus Index 500 Fund is a mutual fund whose performance reflects the deduction of an investment advisory fee and other expenses.

TEN LARGEST STOCK HOLDINGS

                                                         MARKET     % OF STOCK
COMPANY                                       SHARES      VALUE      PORTFOLIO
-------                                      --------  -----------  -----------
Microsoft Corporation......................   25,475   $ 2,493,366        4.2%
General Electric Company...................   16,500     2,200,687        3.7%
S&P 500 Depositary Receipts................   13,050     1,820,475        3.1%
Cisco Systems, Inc. .......................   15,950     1,746,525        2.9%
Intel Corporation..........................   16,500     1,632,469        2.8%
Exxon Corporation..........................   16,834     1,405,639        2.4%
Wal-Mart Stores, Inc. .....................   21,700     1,188,075        2.0%
International Business Machines............    8,800       987,250        1.7%
Citigroup, Inc. ...........................   16,433       943,870        1.6%
Merck & Co., Inc. .........................   11,400       898,463        1.5%
                                                       -----------  ---------
                                                       $15,316,819       25.9%
                                                       ===========  =========

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash and Other Assets/Liabilities   0.4%
Transportation                      0.6%
Utilities                           2.5%
Basic Materials                     3.0%
Energy                              5.5%
Capital Goods                       7.6%
Communication Services              8.4%
Consumer Cyclical                   8.6%
Health Care                         9.7%
Consumer Staples                   10.9%
Financial                          16.0%
Technology                         26.8%

                                                         ADVANTUS Index 500 Fund
                                                       Investments in Securities

                                                                JANUARY 31, 2000

                                                                     (UNAUDITED)

           (Percentages of each investment category relate to total net assets.)

                                                                  MARKET
SHARES                                                           VALUE(A)
------                                                        ---------------
COMMON STOCK (99.6%)
  BASIC MATERIALS (3.0%)
    Agriculture Products (.1%)
   2,904   Archer-Daniels-Midland Company...................    $    34,122
                                                                -----------
    Aluminum (.3%)
   1,075   Alcan Aluminum, Ltd. (c).........................         41,992
   1,800   Alcoa, Inc.......................................        125,437
     300   Reynolds Metals Company..........................         20,025
                                                                -----------
                                                                    187,454
                                                                -----------
    Chemicals (1.4%)
   1,100   Air Products & Chemicals, Inc....................         32,587
     525   BF Goodrich Company..............................         13,125
   1,075   Dow Chemical Company.............................        125,237
   5,100   E.I. DuPont de Nemours & Company.................        300,900
     375   Eastman Chemical Company.........................         14,953
     625   Ecolab, Inc......................................         21,992
     600   Engelhard Corporation............................          9,562
     150   FMC Corporation (b)..............................          8,062
     275   Great Lakes Chemical Corporation.................          9,109
     500   Hercules, Inc....................................          8,562
     500   International Flavors & Fragrance, Inc...........         17,844
   3,100   Monsanto Company.................................        109,469
     850   PPG Industries, Inc..............................         46,803
     775   Praxair, Inc.....................................         31,436
   1,071   Rohm and Haas Company............................         45,250
     500   Sigma-Aldrich....................................         16,750
     650   Union Carbide Corporation........................         36,400
     350   W.R. Grace & Company (b).........................          4,134
                                                                -----------
                                                                    852,175
                                                                -----------
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
BASIC MATERIALS--CONTINUED
    Construction ( - )
     500   Vulcan Materials.................................    $    21,156
                                                                -----------
    Iron and Steel (.1%)
     450   Allegheny Teledyne, Inc..........................          9,394
     625   Bethlehem Steel Corporation (b).................           4,258
     425   Nucor Corporation................................         21,144
     425   USX - U.S. Steel Group, Inc......................         10,572
     425   Worthington Industries...........................          6,136
                                                                -----------
                                                                     51,504
                                                                -----------
    Mining (.2%)
   1,900   Barrick Gold Corporation (c).....................         31,112
     775   Freeport-McMoran Copper & Gold, Inc. (b).........         13,514
   1,250   Homestake Mining Company.........................          8,281
     925   Inco, Ltd. (c)...................................         17,575
     800   Newmont Mining Corporation.......................         16,300
     400   Phelps Dodge Corporation.........................         23,250
   1,575   Placer Dome, Inc. (c)............................         14,175
                                                                -----------
                                                                    124,207
                                                                -----------
    Paper and Forest (.9%)
     200   Bemis Company, Inc...............................          6,312
     275   Boise Cascade Corporation........................          9,728
     475   Champion International...........................         27,787
   1,050   Fort James Corporation...........................         28,087
     825   Georgia-Pacific Corporation......................         33,619
   2,025   International Paper Company......................         96,441
   2,650   Kimberly Clark Corporation.......................        164,134
     500   Louisiana-Pacific Corporation....................          6,437

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

(UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
BASIC MATERIALS--CONTINUED
     500   Mead Corporation.................................    $    18,625
     125   Potlatch Corporation.............................          5,031
     300   Temple-Inland, Inc...............................         16,781
     475   Westvaco Corporation.............................         13,033
   1,150   Weyerhaeuser Company.............................         65,981
     550   Willamette Industries, Inc.......................         22,550
                                                                -----------
                                                                    514,546
                                                                -----------
  CAPITAL GOODS (7.6%)
    Aerospace/Defense (1.2%)
   1,000   General Dynamics Corporation.....................         47,125
   3,850   Honeywell International, Inc.....................        184,800
   1,925   Lockheed Martin Corporation......................         36,094
     350   Northrop Grumman Corporation.....................         17,587
   1,650   Raytheon Company.................................         37,641
     925   Rockwell International Corporation...............         45,730
     725   Textron, Inc.....................................         43,273
   4,560   The Boeing Company...............................        202,065
   2,300   United Technologies Corporation..................        121,756
                                                                -----------
                                                                    736,071
                                                                -----------
    Containers-Metal/Glass (.1%)
     150   Ball Corporation.................................          5,456
     575   Crown Cork & Seal Company, Inc...................         11,680
     700   Owens-Illinois, Inc. (b)........................          12,819
                                                                -----------
                                                                     29,955
                                                                -----------
    Electrical Equipment (4.6%)
   3,714   CBS Corporation (b)..............................        216,573
     450   Cooper Industries, Inc...........................         17,269
   2,125   Emerson Electric Company.........................        117,008
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
CAPITAL GOODS--CONTINUED
  16,500   General Electric Company.........................    $ 2,200,687
     800   Molex, Inc.......................................         40,700
   1,400   Solectron Corporation (b)........................        101,675
     750   Thermo Electron Corporation......................         12,984
                                                                -----------
                                                                  2,706,896
                                                                -----------
    Engineering/Construction (.1%)
   1,725   Caterpillar, Inc.................................         73,205
     375   Fluor Corporation................................         14,977
                                                                -----------
                                                                     88,182
                                                                -----------
    Machinery (.2%)
     100   Briggs & Stratton Corporation....................          4,437
     175   Cincinnati Milacron, Inc.........................          2,111
   1,125   Deere & Company..................................         49,148
   1,000   Dover Corporation................................         40,313
     800   Ingersoll Rand Company...........................         37,650
     100   NACCO Industries, Inc............................          5,075
                                                                -----------
                                                                    138,734
                                                                -----------
    Manufacturing (1.0%)
     550   Avery Dennison Corporation.......................         37,262
   1,500   Illinois Tool Works, Inc.........................         87,750
     425   Johnson Controls.................................         23,481
     225   Millipore Corporation............................          9,633
     175   National Service Industries, Inc.................          4,353
     600   Pall Corporation.................................         11,062
     550   Parker Hannifin Corporation......................         23,787
     400   Sealed Air (b)...................................         22,450
   8,224   Tyco International Ltd. (c)......................        351,576
                                                                -----------
                                                                    571,354
                                                                -----------
    Metal Fabrication ( - )
     300   Timken Company...................................          4,894
                                                                -----------

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                     (UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
CAPITAL GOODS--CONTINUED
    Office Equipment (.2%)
     725   Ikon Office Solutions, Inc.......................    $     5,845
     625   Lexmark International Group, Inc. (b)............         58,906
   1,300   Pitney Bowes, Inc................................         63,700
                                                                -----------
                                                                    128,451
                                                                -----------
    Trucks and Parts (.1%)
     200   Cummins Engine Company, Inc......................          7,650
     300   Navistar International Corporation (b)...........         11,794
     375   Paccar, Inc......................................         15,539
                                                                -----------
                                                                     34,983
                                                                -----------
    Waste Management (.1%)
     900   Allied Waste Industries, Inc. (b)................          5,794
   2,997   Waste Management, Inc............................         52,447
                                                                -----------
                                                                     58,241
                                                                -----------
  COMMUNICATION SERVICES (8.4%)
    Cellular (.3%)
   1,775   Nextel Communications, Inc. (b)..................        188,816
                                                                -----------
    Telecommunication (2.6%)
  13,837   MCI Worldcom, Inc. (b)...........................        635,637
   3,300   Qualcomm, Inc. (b)...............................        419,100
   4,250   Sprint Corporation...............................        274,922
   2,100   Sprint Corporation PCS (b).......................        231,131
                                                                -----------
                                                                  1,560,790
                                                                -----------
    Telephone (5.5%)
   1,525   Alltel Corporation...............................        101,794
  15,584   AT&T Corporation - Liberty Media Group...........        822,056
   7,574   Bell Atlantic Corporation........................        469,115
   9,175   Bellsouth Corporation............................        431,798
     675   CenturyTel, Inc..................................         25,819
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
COMMUNICATION SERVICES--CONTINUED
   3,700   Global Crossing Ltd. (b)(c)......................    $   187,775
   4,750   GTE Corporation..................................        348,234
  16,632   SBC Communications, Inc..........................        717,255
   2,463   US West, Inc.....................................        163,774
                                                                -----------
                                                                  3,267,620
                                                                -----------
  CONSUMER CYCLICAL (8.6%)
    Auto (1.2%)
     300   Cooper Tire & Rubber Company.....................          3,919
     750   Dana Corporation.................................         17,625
     700   Danaher Corporation..............................         30,187
   2,747   Delphi Automotive Systems Corporation............         47,557
     400   Eaton Corporation................................         28,575
   5,900   Ford Motor Company...............................        293,525
   3,125   General Motors Corporation.......................        251,367
     750   Goodyear Tire & Rubber Company...................         17,812
     400   ITT Industries, Inc..............................         12,650
     275   Snap-On, Inc.....................................          7,391
     600   TRW, Inc.........................................         26,287
                                                                -----------
                                                                    736,895
                                                                -----------
    Building Materials (.1%)
     175   Armstrong World Industries, Inc..................          4,003
     275   Centex Corporation...............................          6,050
     300   Crane Company....................................          5,869
     225   Kaufman & Broad Home Corporation.................          4,880
   2,175   Masco Corporation................................         43,364
     250   Owens Corning....................................          4,016
     200   Pulte Corporation................................          3,487
                                                                -----------
                                                                     71,669
                                                                -----------
    Distribution Durables ( - )
     850   Genuine Parts Company............................         20,506
                                                                -----------

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

(UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
CONSUMER CYCLICAL--CONTINUED
    Hardware and Tools ( - )
     425   Black & Decker...................................    $    17,027
     400   The Stanley Works................................         10,050
                                                                -----------
                                                                     27,077
                                                                -----------
    Houseware (.4%)
   1,200   Corning, Inc.....................................        185,100
     900   Leggett & Platt, Inc.............................         16,200
     400   Maytag Corporation...............................         16,200
     375   Whirlpool Corporation............................         21,844
                                                                -----------
                                                                    239,344
                                                                -----------
    Leisure (.2%)
     425   Brunswick Corporation............................          8,048
     700   Harley-Davidson, Inc.............................         49,131
     925   Hasbro, Inc......................................         13,875
   2,050   Mattel, Inc......................................         21,397
                                                                -----------
                                                                     92,451
                                                                -----------
    Lodging-Hotel (.1%)
   1,775   Hilton Hotels Corporation........................         14,977
   1,200   Marriott International, Inc......................         37,275
                                                                -----------
                                                                     52,252
                                                                -----------
    Photography/Imagery (.3%)
   1,500   Eastman Kodak Company............................         92,812
     200   Polaroid Corporation.............................          4,750
   3,225   Xerox Corporation................................         67,322
                                                                -----------
                                                                    164,884
                                                                -----------
    Publishing (.5%)
     450   Dow Jones & Company, Inc.........................         27,900
   1,375   Gannett Company..................................         95,562
     400   Knight Ridder, Inc...............................         21,325
     250   Meredith Corporation.............................          8,750
     825   New York Times Company...........................         37,692
     600   R.R. Donnelley & Sons Company....................         13,162
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
CONSUMER CYCLICAL--CONTINUED
     950   The McGraw-Hill Companies, Inc...................    $    53,259
     300   The Times Mirror Company.........................         17,756
   1,200   Tribune Company..................................         50,625
                                                                -----------
                                                                    326,031
                                                                -----------
    Retail (5.2%)
     300   American Greetings Corporation...................          6,637
     700   Autozone, Inc. (b)...............................         18,375
     600   Bed Bath & Beyond, Inc. (b)......................         16,312
   1,000   Best Buy Company, Inc. (b).......................         47,750
     975   Circuit City Stores, Inc.........................         37,537
     525   Consolidated Stores Corporation (b)..............          7,481
   2,300   Costco Companies, Inc. (b).......................        112,556
     500   Dillards, Inc....................................          9,594
   1,275   Dollar General Corporation.......................         27,094
   1,025   Federated Department Stores (b)..................         42,666
   4,162   Gap, Inc.........................................        185,989
     350   Harcourt General, Inc............................         14,000
  11,250   Home Depot, Inc..................................        637,031
   1,250   J. C. Penney Company.............................         24,531
   2,400   K Mart Corporation (b)...........................         20,100
     800   Kohl's Corporation (b)...........................         56,100
   1,875   Lowe's Companies, Inc............................         83,672
   1,625   May Department Stores Company....................         50,578
   1,375   Nike, Inc........................................         62,562
     675   Nordstrom, Inc...................................         14,850
   1,600   Office Depot, Inc. (b)...........................         16,100
     250   Pep Boys.........................................          1,812
     250   Reebok International, Ltd. (b)...................          1,844

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                     (UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
CONSUMER CYCLICAL--CONTINUED
   1,825   Sears, Roebuck & Company.........................    $    56,461
     800   Sherwin-Williams Company.........................         14,100
   2,250   Staples, Inc. (b)................................         53,578
     950   Tandy Corporation................................         46,431
   2,200   Target Corporation...............................        145,337
   1,050   The Limited, Inc.................................         32,222
   1,500   TJX Companies, Inc...............................         24,469
   1,175   Toys 'R' Us, Inc. (b)............................         12,117
  21,700   Wal-Mart Stores, Inc.............................      1,188,075
                                                                -----------
                                                                  3,067,961
                                                                -----------
    Service (.5%)
   3,450   Cendant Corporation..............................         69,647
     675   Equifax, Inc.....................................         14,512
     625   Harrah's Entertainment (b).......................         12,461
   1,375   Interpublic Group Company........................         63,250
     150   Jostens, Inc.....................................          3,516
     925   Mirage Resorts, Inc. (b).........................         11,562
     875   Omnicom Group, Inc...............................         81,977
     550   Quintiles Transnational (b)......................         14,541
   1,325   Service Corporation International................          6,045
     400   Young & Rubicam Inc..............................         21,550
                                                                -----------
                                                                    299,061
                                                                -----------
    Textiles (.1%)
     300   Liz Claiborne, Inc...............................         10,144
     150   Russell Corporation..............................          2,241
     100   Springs Industries, Inc..........................          3,637
     575   V.F. Corporation.................................         14,914
                                                                -----------
                                                                     30,936
                                                                -----------
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
CONSUMER STAPLES (10.9%)
    Beverage (2.2%)
     175   Adolph Coors Company.............................    $     8,487
   2,275   Anheuser-Busch Companies, Inc....................        153,562
     325   Brown-Forman, Inc................................         18,180
   2,050   Coca-Cola Enterprises Inc........................         51,762
   7,100   PepsiCo, Inc.....................................        242,288
   2,100   Seagram Company, Ltd. (c)........................        121,931
  12,050   The Coca-Cola Company............................        692,122
                                                                -----------
                                                                  1,288,332
                                                                -----------
    Broadcasting (1.0%)
   1,650   Clear Channel Communications.....................        142,519
   4,200   Comcast Corporation..............................        193,200
   3,000   MediaOne, Inc. (b)...............................        238,500
                                                                -----------
                                                                    574,219
                                                                -----------
    Entertainment (2.0%)
   3,000   Carnival Corporation.............................        135,188
   6,250   Time Warner, Inc.................................        499,609
   3,400   Viacom, Inc. (b).................................        188,275
  10,050   Walt Disney Company..............................        364,941
                                                                -----------
                                                                  1,188,013
                                                                -----------
    Food (1.2%)
   1,350   Best Foods.......................................         58,725
   2,075   Campbell Soup Company............................         65,233
   2,400   Conagra, Inc.....................................         51,300
   1,475   General Mills, Inc...............................         46,002
   1,750   H.J. Heinz Company...............................         65,078
     675   Hershey Foods Corporation........................         28,688
   1,975   Kellogg Company..................................         47,894
   1,575   Ralston-Ralston Purina Group.....................         44,198
   1,575   RJR Nabisco Holdings Corporation.................         13,584
   4,425   Sara Lee Corporation.............................         81,586

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

(UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
     650   The Quaker Oats Company..........................    $    38,594
   2,796   Unilever NV (c)..................................        129,315
     600   Wm. Wrigley Jr. Company..........................         46,800
                                                                -----------
                                                                    716,997
                                                                -----------
    Food & Health (.1%)
   1,600   SYSCO Corporation................................         56,900
                                                                -----------
    Household Products (2.2%)
   1,100   Clorox Company...................................         52,525
   2,800   Colgate-Palmolive Company........................        165,900
   5,225   Gillette Company.................................        196,591
   1,950   Minnesota Mining and Manufacturing Company.......        182,569
   1,288   Newell Rubbermaid, Inc...........................         38,640
     825   Pactiv Corporation (b)...........................          7,631
   6,425   Procter & Gamble Company.........................        648,122
     275   Tupperware Corporation...........................          4,486
                                                                -----------
                                                                  1,296,464
                                                                -----------
    Personal Care (.1%)
     250   Alberto-Culver Company...........................          6,141
   1,100   Avon Products....................................         34,994
                                                                -----------
                                                                     41,135
                                                                -----------
    Restaurants (.5%)
     625   Darden Restaurants, Inc..........................          9,922
   6,600   McDonald's Corporation...........................        245,438
     740   Tricon Global Restaurants, Inc. (b)..............         21,183
     500   Wendy's International, Inc.......................          9,406
                                                                -----------
                                                                    285,949
                                                                -----------
    Retail (.8%)
   2,057   Albertson's, Inc.................................         62,996
   1,900   CVS Corporation..................................         66,381
   4,000   Kroger Company (b)...............................         69,500
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
     175   Longs Drug Stores Corporation....................    $     3,763
   1,250   Rite Aid Corporation.............................          8,828
   2,475   Safeway, Inc. (b)................................         94,514
     675   Supervalu, Inc...................................         12,150
     175   The Great Atlantic & Pacific.....................          4,834
   4,875   Walgreen Company.................................        134,672
     700   Winn-Dixie Stores, Inc...........................         14,175
                                                                -----------
                                                                    471,813
                                                                -----------
    Service (.3%)
   3,050   Automatic Data Processing, Inc...................        144,684
     700   Ceridian Corporation (b).........................         11,200
     300   Deluxe Corporation...............................          8,025
                                                                -----------
                                                                    163,909
                                                                -----------
    Tobacco (.5%)
     800   Fortune Brands, Inc..............................         23,200
  11,525   Philip Morris Companies, Inc.....................        241,305
     825   UST, Inc.........................................         18,923
                                                                -----------
                                                                    283,428
                                                                -----------
  ENERGY (5.5%)
    Oil (4.5%)
     450   Amerada Hess Corporation.........................         23,934
   3,200   Chevron Corporation..............................        267,400
   3,000   Conoco, Inc......................................         70,688
  16,834   Exxon Corporation................................      1,405,639
   1,775   Occidental Petroleum Corporation.................         35,278
   1,225   Phillips Petroleum Company.......................         50,072
  10,450   Royal Dutch Petroleum Company (c)................        575,403
   2,700   Texaco, Inc......................................        142,763
   1,175   Unocal Corporation...............................         33,634

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                     (UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
ENERGY--CONTINUED
   1,500   USX - Marathon Group.............................    $    38,531
                                                                -----------
                                                                  2,643,342
                                                                -----------
    Oil & Gas (1.0%)
     600   Anadarko Petroleum Corporation...................         19,688
     550   Apache Corporation...............................         20,075
     350   Ashland, Inc.....................................         11,397
   1,400   Atlantic Richfield Company.......................        107,800
   1,595   Baker Hughes, Inc................................         39,277
   1,052   Burlington Resources, Inc........................         33,730
     125   Eastern Enterprises..............................          7,148
   2,100   Halliburton Company..............................         75,600
     425   Kerr-McGee Corporation...........................         23,534
     275   McDermott International, Inc.....................          2,716
     400   Rowan Company (b)................................          9,075
   2,675   Schlumberger, Ltd................................        163,342
     425   Sunoco, Inc......................................          9,802
     700   Tosco Corporation................................         17,981
   1,017   Transocean Sedco Forex, Inc......................         32,353
   1,225   Union Pacific Resources Group....................         13,475
                                                                -----------
                                                                    586,993
                                                                -----------
  FINANCIAL (16.0%)
    Auto Finance (.2%)
   4,450   Fleet Financial Group, Inc.......................        139,897
                                                                -----------
    Banks (4.6%)
   1,900   AmSouth Bancorporation...........................         33,131
   8,318   Bank of America Corporation......................        402,926
   3,575   Bank of New York Company, Inc....................        145,234
   5,590   Bank One Corporation.............................        166,652
   1,600   BB&T Corporation.................................         45,000
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
FINANCIAL--CONTINUED
   4,025   Chase Manhattan Corporation......................    $   323,761
     750   Comerica, Inc....................................         33,141
   1,550   Fifth Third Bancorp..............................        102,881
   4,798   First Union Corporation..........................        161,033
   4,777   Firstar Corporation..............................        114,051
   1,106   Huntington Bancshares, Inc.......................         23,848
     850   J.P. Morgan & Company, Inc.......................        104,391
   2,175   KeyCorp..........................................         45,675
   2,400   Mellon Bank Corporation..........................         82,350
   3,000   National City Corporation........................         64,875
   1,075   Northern Trust Corporation.......................         64,903
     500   Old Kent Financial Corporation...................         16,156
   1,425   PNC Bank Corporation.............................         68,400
   1,050   Regions Financial Corporation....................         25,463
     800   Southtrust Corporation...........................         24,350
     775   State Street Corporation.........................         62,145
     850   Summit Bancorp...................................         25,447
   1,575   Suntrust Banks, Inc..............................         93,811
   1,350   Synovus Financial Corporation....................         25,650
   3,528   U.S. Bancorp.....................................         78,278
     675   Union Planters Corporation.......................         22,739
   1,000   Wachovia Corporation.............................         64,063
   8,000   Wells Fargo Company..............................        320,000
                                                                -----------
                                                                  2,740,354
                                                                -----------
    Commercial Finance ( - )
     775   Dun & Bradstreet Corporation.....................         19,520
                                                                -----------
    Consumer Finance (1.1%)
   2,200   American Express Company.........................        362,588
   3,548   Associates First Capital Corporation.............         70,950

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

(UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
FINANCIAL--CONTINUED
     950   Capital One Financial Corporation................    $    38,950
   2,294   Household International, Inc.....................         80,864
   3,900   MBNA Corporation.................................         98,475
     775   SLM Holding Corporation..........................         30,177
                                                                -----------
                                                                    682,004
                                                                -----------
    Finance-Diversified (1.0%)
   1,200   American General Corporation.....................         73,725
   3,375   Federal Home Loan Mortgage Company...............        169,383
   5,000   Federal National Mortgage Association............        299,688
     525   MGIC Investment Corporation......................         24,445
                                                                -----------
                                                                    567,241
                                                                -----------
    Insurance (4.4%)
     725   Aetna, Inc.......................................         38,606
   1,300   AFLAC, Inc.......................................         56,469
   3,925   Allstate Corporation.............................         91,011
   7,568   American International Group.....................        788,018
   1,250   Aon Corporation..................................         32,344
     850   Chubb Corporation................................         47,813
     900   Cigna Corporation................................         64,575
     800   Cincinnati Financial Corporation.................         23,000
  16,433   Citigroup, Inc...................................        943,870
   1,574   Conseco, Inc.....................................         24,004
     500   Jefferson-Pilot Corporation......................         29,375
     950   Lincoln National Corporation.....................         35,091
     525   Loews Corporation................................         29,400
   1,300   Marsh & McLennen Companies, Inc..................        122,200
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
FINANCIAL--CONTINUED
     475   MBIA, Inc........................................    $    23,780
     400   Progressive Corporation..........................         24,900
     750   Providian Financial Corporation..................         63,281
     625   Safeco Corporation...............................         15,313
   1,100   St. Paul Companies, Inc..........................         33,206
   1,075   The Hartford Financial Services Group, Inc.......         40,984
     625   Torchmark Corporation............................         15,742
   1,150   Unum Corporation.................................         30,763
     300   Wellpoint Health Networks, Inc. (b)..............         20,400
                                                                -----------
                                                                  2,594,145
                                                                -----------
    Investment Bankers/Brokers (1.5%)
     575   Bear Stearns Companies...........................         23,719
   3,950   Charles Schwab Corporation.......................        142,447
   1,225   Franklin Resources, Inc..........................         43,717
     475   H & R Block, Inc.................................         20,484
     600   Lehman Brothers Holdings, Inc....................         42,900
   1,800   Merrill Lynch & Co., Inc.........................        156,150
   5,460   Morgan Stanley Dean Witter & Company.............        361,725
     700   Paine Webber Group, Inc..........................         26,906
     575   T. Rowe Price Associates.........................         22,353
                                                                -----------
                                                                    840,401
                                                                -----------
    Public Finance ( - )
     550   Countrywide Credit Industries....................         14,300
                                                                -----------
    Savings and Loans (.2%)
     775   Golden West Financial Corporation................         22,814
   2,803   Washington Mutual, Inc...........................         71,126
                                                                -----------
                                                                     93,940
                                                                -----------

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                     (UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
HEALTH CARE (9.7%)
    Biotechnology (.6%)
   5,000   Amgen, Inc. (b)..................................    $   318,438
     700   Biogen, Inc. (b).................................         60,375
                                                                -----------
                                                                    378,813
                                                                -----------
    Drugs (5.7%)
   6,375   American Home Products Corporation...............        300,023
   9,675   Bristol-Myers Squibb Company.....................        638,550
   1,375   Cardinal Health, Inc.............................         65,742
   5,325   Eli Lilly & Company..............................        356,109
  11,400   Merck & Co., Inc.................................        898,463
  18,875   Pfizer, Inc......................................        686,578
   2,525   Pharmacia & Upjohn, Inc..........................        118,675
   7,150   Schering Plough Corporation......................        314,600
     450   Watson Pharmaceuticals (b).......................         18,141
                                                                -----------
                                                                  3,396,881
                                                                -----------
    Health Care-Diversified (2.1%)
   7,500   Abbott Laboratories..............................        244,688
     625   Allergan, Inc....................................         35,625
   1,875   Healthsouth Rehabilitation Company (b)...........         10,313
   6,775   Johnson & Johnson................................        583,073
   4,200   Warner-Lambert Company...........................        398,738
                                                                -----------
                                                                  1,272,437
                                                                -----------
    Hospital Management (.2%)
   2,725   Columbia/HCA Healthcare Corporation..............         74,427
   1,500   Tenet Healthcare Corporation (b).................         34,125
                                                                -----------
                                                                    108,552
                                                                -----------
    Managed Care (.1%)
     800   Humana, Inc. (b).................................          6,400
     500   Manor Care, Inc. (b).............................          6,656
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
HEALTH CARE--CONTINUED
   1,350   McKesson HBOC, Inc...............................    $    27,759
     825   United Health Care Corporation...................         43,725
                                                                -----------
                                                                     84,540
                                                                -----------
    Medical Products/Supplies (1.0%)
     500   Alza Corporation (b).............................         17,844
     300   Bausch & Lomb, Inc...............................         18,600
   1,425   Baxter International, Inc........................         91,022
   1,200   Becton Dickinson & Company.......................         31,425
     550   Biomet, Inc......................................         21,897
   2,000   Boston Scientific Corporation (b)................         41,500
     250   C.R. Bard, Inc...................................         11,188
   1,500   Guidant Corporation (b)..........................         78,938
     325   Mallinckrodt, Inc................................          9,364
   5,825   Medtronic, Inc...................................        266,494
     400   St. Jude Medical, Inc. (b).......................          9,925
                                                                -----------
                                                                    598,197
                                                                -----------
  TECHNOLOGY (26.8%)
   1,700   3 Com Corporation (b)............................         86,275
     450   Adaptec, Inc. (b)................................         23,569
     725   ADC Telecomm, Inc................................         47,805
     600   Adobe Systems, Inc...............................         33,038
     700   Advanced Micro Devices, Inc. (b).................         25,375
  10,900   America Online, Inc. (b).........................        620,619
     900   Analog Devices, Inc. (b).........................         84,150
     400   Andrew Corporation (b)...........................          9,200
     800   Apple Computer, Inc. (b).........................         83,000
   1,850   Applied Materials, Inc. (b)......................        253,913
     300   Autodesk, Inc....................................          9,169
   1,175   BMC Software, Inc. (b)...........................         44,503
     875   Cabletron Systems, Inc. (b)......................         22,477
  15,950   Cisco Systems, Inc. (b)..........................      1,746,525
     500   Citrix Systems, Inc. (b).........................         68,625

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

(UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   8,286   Compaq Computer Corporation......................    $   226,829
   2,625   Computer Associates International................        180,305
     825   Computer Sciences Corporation (b)................         75,797
   1,750   Compuware Corporation (b)........................         37,078
     400   Comverse Technology (b)..........................         57,350
     900   Conexant Systems, Inc. (b).......................         76,050
  12,375   Dell Computer Corporation (b)....................        477,211
   2,300   Electronic Data Systems Corporation..............        155,538
   5,000   EMC Corporation (b)..............................        532,500
   2,000   First Data Corporation...........................         98,125
   1,550   Gateway, Inc. (b)................................         94,841
   4,975   Hewlett-Packard Company..........................        538,544
   1,500   IMS Health, Inc..................................         33,656
  16,500   Intel Corporation................................      1,632,469
   8,800   International Business Machines..................        987,250
     900   KLA-Tencor Corporation (b).......................         52,763
     725   LSI Logic Corporation (b)........................         59,269
  15,275   Lucent Technologies, Inc.........................        843,944
   1,325   Micron Technology, Inc. (b)......................         82,398
  25,475   Microsoft Corporation (b)........................      2,493,366
   3,463   Motorola, Inc....................................        473,565
     825   National Semiconductor Corporation (b)...........         43,313
     500   NCR Corporation (b)..............................         19,250
     750   Network Appliance, Inc. (b)......................         75,281
   6,540   Nortel Networks Corporation......................        625,388
   1,600   Novell, Inc. (b).................................         53,400
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
  13,900   Oracle Corporation (b)...........................    $   694,348
   1,300   Parametric Technology Corporation (b)............         27,869
   1,200   Paychex, Inc.....................................         52,875
     500   PE Corp - PE Biosystems Group....................         74,875
   1,175   Peoplesoft, Inc. (b).............................         26,438
     225   Perkin Elmer, Inc................................         11,264
     375   Scientific-Atlanta, Inc..........................         28,898
   1,025   Seagate Technology, Inc. (b)....................          41,064
     125   Shared Medical Systems...........................          5,531
     875   Silicon Graphics, Inc. (b)......................           8,477
   7,625   Sun Microsystems, Inc. (b)......................         599,039
     225   Tektronix, Inc...................................          9,127
   1,975   Tellabs, Inc. (b)...............................         106,650
     825   Teradyne, Inc. (b)..............................          53,419
   3,925   Texas Instruments, Inc...........................        423,409
     275   Thomas & Betts Corporation.......................          8,370
   1,500   Unisys Corporation (b)...........................         47,813
     450   W.W. Grainger, Inc...............................         21,572
   1,600   Xilinx, Inc. (b).................................         73,200
   1,300   Yahoo! Inc. (b)..................................        418,681
                                                                -----------
                                                                 15,916,642
                                                                -----------
  TRANSPORTATION (.6%)
    Air Freight (.1%)
   1,450   FedEx Corporation (b)............................         57,366
                                                                -----------
    Airlines (.2%)
     725   AMR Corporation (b)..............................         39,014
     650   Delta Air Lines, Inc.............................         30,103
   2,450   Southwest Airlines Company.......................         39,047
     300   US Airways Group, Inc. (b).......................          6,619
                                                                -----------
                                                                    114,783
                                                                -----------

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                     (UNAUDITED)

                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
TRANSPORTATION--CONTINUED
    Railroads (.3%)
   2,225   Burlington Northern Santa Fe Corporation.........    $    53,539
   1,050   CSX Corporation..................................         30,713
     500   Kansas City Southern Industries..................         34,594
   1,850   Norfolk Southern Corporation.....................         31,450
   1,200   Union Pacific Corporation........................         48,000
                                                                -----------
                                                                    198,296
                                                                -----------
    Trucking ( - )
     300   Ryder System, Inc................................          6,619
                                                                -----------
  UTILITIES (2.5%)
    Electric Companies (1.7%)
   1,000   AES Corporation (b)..............................         80,125
     650   Ameren Corporation...............................         21,166
     925   American Electric Power Company..................         30,988
     775   Carolina Power & Light Company...................         24,994
   1,025   Central & Southwest Corporation..................         20,692
     750   Cinergy Corporation..............................         18,656
     500   CMS Energy Corporation...........................         15,000
   1,075   Consolidated Edison, Inc.........................         35,139
     725   Constellation Energy Group.......................         21,841
   1,502   Dominion Resources, Inc..........................         60,925
     700   DTE Energy Company...............................         24,325
   1,783   Duke Energy Corporation..........................        102,968
   1,675   Edison International.............................         48,575
   1,200   Entergy Corporation..............................         29,925
   1,125   FirstEnergy Corporation..........................         25,594
     475   Florida Progress Corporation.....................         20,128
     875   FPL Group, Inc...................................         36,914
     600   GPU, Inc.........................................         17,400
                                                                  MARKET
SHARES                                                           VALUE(A)
-------------------------------------------------------------------------
UTILITIES--CONTINUED
     550   New Century Energies, Inc........................    $    15,916
     900   Niagara Mohawk Power Corporation (b).............         11,306
     750   Northern States Power Company....................         14,438
   1,850   Pacific Gas & Electric Company...................         40,584
     900   Peco Energy Company..............................         37,463
     400   Pinnacle West Capital Corporation................         12,350
     700   PP&L Resources, Inc..............................         16,231
   1,000   Public Service Enterprise Group Incorporated.....         34,375
   1,425   Reliant Energy, Inc..............................         32,508
   3,200   Southern Company.................................         82,000
   1,350   Texas Utilities Company..........................         47,756
   1,050   Unicom Corporation...............................         41,081
                                                                -----------
                                                                  1,021,363
                                                                -----------
    Natural Gas (.8%)
   1,025   Coastal Corporation..............................         37,797
     400   Columbia Gas System, Inc.........................         26,000
   1,100   El Paso Energy Corporation.......................         35,475
   3,475   Enron Corporation................................        234,345
     225   Nicor, Inc.......................................          7,706
     150   Oneok, Inc.......................................          3,919
     175   Peoples Energy Corporation.......................          5,469
   1,150   Sempra Energy....................................         21,347
   2,100   The Williams Company.............................         81,375
                                                                -----------
                                                                    453,433
                                                                -----------
    Depository Receipts (3.0%)
  13,050   S&P 500 Depository Receipt.......................      1,820,475
                                                                -----------
Total common stock
 (cost: $45,223,956)........................................     59,146,911
                                                                -----------

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

(UNAUDITED)

                                                                            MARKET
PRINCIPAL                                                                  VALUE(A)
---------                                                               ---------------
SHORT-TERM SECURITIES (1.0%)
$578,412    Federated Money Market Obligations Trust - Prime
             Obligation Fund, current rate 5.680%.....................    $   578,412
                                                                          -----------
            Total short-term securities (cost: $578,412)..............        578,412
                                                                          -----------
            Total investments in securities
             (cost: $45,802,368) (d)..................................    $59,725,323
                                                                          ===========

Notes to Investments in Securities
-----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 2.5% of net assets in foreign securities as of January 31, 2000.
(d) At January 31, 2000 the cost of securities for federal income tax purposes was $45,965,805. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation..........  $17,636,111
  Gross unrealized depreciation..........   (3,876,593)
                                           -----------
  Net unrealized appreciation............  $13,759,518
                                           ===========

                                                         ADVANTUS Index 500 Fund
                                             Statement of Assets and Liabilities

                                                                JANUARY 31, 2000

                                                                     (UNAUDITED)

                      ASSETS
Investments in securities, at market
 value - see accompanying schedule for
 detailed listing
 (identified cost: $45,802,368)........  $59,725,323
Receivable for Fund shares sold........      91,123
Receivable for investment securities
 sold..................................      15,309
Accrued interest receivable............       2,170
Dividends receivable...................      39,004
Organizational costs (note 5)..........      35,529
Receivable from Adviser................      21,105
                                         ----------
    Total assets.......................  59,929,563
                                         ----------
                    LIABILITIES
Bank overdraft.........................       2,295
Payable to Adviser.....................      95,308
Payable for investment securities
 purchased.............................     390,201
Payable for Fund shares redeemed.......      67,617
                                         ----------
    Total liabilities..................     555,421
                                         ----------
Net assets applicable to outstanding
 capital stock.........................  $59,374,142
                                         ==========
Represented by:
  Capital stock - authorized 10 billion
  shares (Class A - 2 billion shares,
  Class B - 2 billion shares, Class
  C - 2 billion shares and 4 billion
  shares unallocated) of $.01 par value
  (note 1).............................  $   32,282
  Additional paid-in capital...........  45,806,539
  Accumulated net realized losses from
  investments..........................    (387,634)
  Unrealized appreciation on
  investments..........................  13,922,955
                                         ----------
    Total - representing net assets
    applicable to outstanding capital
    stock..............................  $59,374,142
                                         ==========
Net assets applicable to outstanding
 Class A shares........................  $27,546,265
                                         ==========
Net assets applicable to outstanding
 Class B shares........................  $28,353,634
                                         ==========
Net assets applicable to outstanding
 Class C shares........................  $3,474,243
                                         ==========
Shares outstanding and net asset value
 per share:
  Class A - Shares outstanding
  1,489,721............................  $    18.49
                                         ==========
  Class B - Shares outstanding
  1,548,397............................  $    18.31
                                         ==========
  Class C - Shares outstanding
  190,145..............................  $    18.27
                                         ==========

                See accompanying notes to financial statements.

ADVANTUS Index 500 Fund
Statement of Operations
PERIOD FROM AUGUST 1, 1999 TO JANUARY 31, 2000

(UNAUDITED)

Investment income:
  Interest.............................  $   7,445
  Dividends............................    334,000
                                         ---------
    Total investment income............    341,445
                                         ---------
Expenses (note 4):
  Investment advisory fee..............     95,633
  Rule 12b-1 fees - Class A............     33,306
  Rule 12b-1 fees - Class B............    132,165
  Rule 12b-1 fees - Class C............     15,887
  Administrative services fee..........     37,200
  Amortization of organizational
    costs..............................      8,882
  Transfer agent and shareholder
    servicing fees.....................     90,295
  Custodian fees.......................      5,050
  Auditing and accounting services.....      8,981
  Legal fees...........................      4,000
  Registration fees....................     21,193
  Printing and shareholder reports.....     47,138
  Insurance............................      1,817
  S&P licensing fee....................      3,471
  Other................................      5,529
                                         ---------
      Total expenses...................    510,547
                                         ---------
  Less fees and expenses waived or
    absorbed by Adviser and
    Distributor:
    Class A distribution fees..........    (13,322)
    Other fund expenses................   (160,425)
                                         ---------
      Total fees and expenses waived or
       absorbed........................   (173,747)
                                         ---------
      Total net expenses...............    336,800
                                         ---------
      Investment income - net..........      4,645
                                         ---------
Realized and unrealized gains (losses)
  on investments:
  Net realized losses on investments
    (note 3)...........................   (124,572)
  Net change in unrealized appreciation
    or depreciation on investments.....  2,730,556
                                         ---------
      Net gains on investments.........  2,605,984
                                         ---------
Net increase in net assets resulting
  from operations......................  $2,610,629
                                         =========

                See accompanying notes to financial statements.

                                                         ADVANTUS Index 500 Fund
                                             Statements of Changes in Net Assets
     PERIOD FROM AUGUST 1, 1999 TO JANUARY 31, 2000 AND YEAR ENDED JULY 31, 1999

                                                                     (UNAUDITED)

                                            2000         1999
                                         -----------  -----------
Operations:
  Investment income - net..............  $     4,645  $    93,548
  Net realized gain (loss) on
    investments........................     (124,572)     211,208
  Net change in unrealized appreciation
    or depreciation on investments.....    2,730,556    6,581,538
                                         -----------  -----------
      Increase in net assets resulting
        from operations................    2,610,629    6,886,294
                                         -----------  -----------
Distributions to shareholders from:
  Investment income - net:
    Class A............................      (20,500)    (121,500)
    Class B............................            -       (3,785)
    Class C............................            -          (15)
  Net realized gains on investments:
    Class A............................     (209,841)     (83,008)
    Class B............................     (214,072)     (69,737)
    Class C............................      (25,736)      (8,298)
                                         -----------  -----------
      Total distributions..............     (470,149)    (286,343)
                                         -----------  -----------
Capital share transactions (notes 4 and
  6):
  Proceeds from sales:
    Class A............................    2,858,078   10,263,823
    Class B............................    4,085,786   12,218,978
    Class C............................      902,583    1,887,095
  Proceeds from issuance of shares as a
    result of reinvested dividends:
    Class A............................      145,644      116,444
    Class B............................      211,887       73,336
    Class C............................       25,534        8,291
  Payments for redemption of shares:
    Class A............................   (2,026,241)  (4,003,764)
    Class B............................   (1,099,660)  (2,766,448)
    Class C............................     (480,460)    (837,889)
                                         -----------  -----------
      Increase in net assets from
        capital share transactions.....    4,623,151   16,959,866
                                         -----------  -----------
      Total increase in net assets.....    6,763,631   23,559,817
Net assets at beginning of period......   52,610,511   29,050,694
                                         -----------  -----------
Net assets at end of period............  $59,374,142  $52,610,511
                                         ===========  ===========

                See accompanying notes to financial statements.

ADVANTUS Index 500 Fund
Notes to Financial Statements
JANUARY 31, 2000
(UNAUDITED)

(1) ORGANIZATION

    Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund's investment objective is to seek investment results that correspond, generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the S&P 500 Index.

    The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C shares are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Fund are summarized as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    The Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term securities are valued at market value.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

                                                         ADVANTUS Index 500 Fund
                                       Notes to Financial Statements - continued
                                                                     (UNAUDITED)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $15,855.

  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3) INVESTMENT SECURITY TRANSACTIONS

    For the period ended January 31, 2000, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $14,034,438 and $9,992,209, respectively.

(4) EXPENSES AND RELATED PARTY TRANSACTIONS

    The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged PFPC Global Fund Services to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services.

    The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays fees to Ascend Financial Services, Inc. (Ascend), the underwriter of the Fund and wholly-owned subsidiary of Advantus Capital, to be used to pay certain expenses incurred in connection with the distribution and servicing of the Fund's shares. The Class A Plan provides for a servicing fee up to .25 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A Rule 12b-1 fees which exceeds, as a percentage of average daily net assets, .15 percent. Ascend waived Class A Rule 12b-1 fees in the amount of $13,322 for the period ended January 31, 2000.

ADVANTUS Index 500 Fund
Notes to Financial Statements - continued
(UNAUDITED)

(4) EXPENSES AND RELATED PARTY TRANSACTIONS - (CONTINUED)

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

    The Fund has entered in a shareholder and administrative services agreement with Minnesota Life Insurance Company (Minnesota Life). Under this agreement, the Fund pays a shareholder services fee, equal to $5 per shareholder account annually, to Minnesota Life for shareholder services which Minnesota Life provides. The Fund also pays Minnesota Life an administrative services fee equal to $6,200 per month for accounting, auditing, legal and other administrative services which Minnesota Life provides. Prior to August 1, 1999, the administrative services fee was $5,700 per month.

    Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended January 31, 2000, Advantus Capital voluntarily agreed to absorb $160,425 in expenses which were otherwise payable by the Fund.

    Sales charges received by Ascend for distributing the Funds three classes of shares amounted to $91,755.

    As of January 31, 2000, Minnesota Life and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                          NUMBER OF SHARES   PERCENTAGE OWNED
                                          ----------------   ----------------
Class A.................................      505,257              33.9%
Class B.................................        5,178                .3%
Class C.................................        5,168               2.7%

    Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $4,000.

(5) ORGANIZATIONAL COSTS

    The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

                                                         ADVANTUS Index 500 Fund
                                       Notes to Financial Statements - continued
                                                                     (UNAUDITED)

(6) CAPITAL SHARE TRANSACTIONS

    Transactions in shares for the period ended January 31, 2000 and the year ended July 31, 1999 were as follows:

                                                  CLASS A               CLASS B               CLASS C
                                            -------------------   -------------------   -------------------
                                              2000       1999       2000       1999       2000       1999
                                            --------   --------   --------   --------   --------   --------
Sold......................................   156,671    631,958    225,483    751,334    50,214     117,017
Issued for reinvested distributions.......     7,747      7,331     11,260      4,721     1,366         531
Redeemed..................................  (111,651)  (245,455)   (60,539)  (172,144)  (26,775)    (52,929)
                                            --------   --------   --------   --------   -------    --------
                                              52,767    393,834    176,204    583,911    24,805      64,619
                                            ========   ========   ========   ========   =======    ========

ADVANTUS Index 500 Fund
Notes to Financial Statements - continued
(UNAUDITED)

(7) FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock and selected information for each period are as follows:

                                                            CLASS A
                                         ----------------------------------------------
                                         PERIOD FROM                        PERIOD FROM
                                          AUGUST 1,                         JANUARY 31,
                                           1999 TO    YEAR ENDED JULY 31,   1997(D) TO
                                         JANUARY 31,  --------------------   JULY 31,
                                            2000        1999       1998        1997
                                         -----------  ---------  ---------  -----------
Net asset value, beginning of period...    $ 17.74     $ 15.06    $ 12.89     $10.68
                                           -------     -------    -------     ------
Income from investment operations:
  Net investment income................        .04         .11        .10        .06
  Net gains on securities (both
    realized and unrealized)...........        .87        2.74       2.21       2.21
                                           -------     -------    -------     ------
    Total from investment operations...        .91        2.85       2.31       2.27
                                           -------     -------    -------     ------
Less distributions:
  Dividends from net investment
    income.............................       (.01)       (.10)      (.12)      (.06)
  Distributions from capital gains.....       (.15)       (.07)      (.02)         -
                                           -------     -------    -------     ------
    Total distributions................       (.16)       (.17)      (.14)      (.06)
                                           -------     -------    -------     ------
Net asset value, end of period.........    $ 18.49     $ 17.74    $ 15.06     $12.89
                                           =======     =======    =======     ======
Total return (a).......................       5.05%      19.13%     18.19%     21.29%
Net assets, end of period (in
  thousands)...........................    $27,546     $25,498    $15,711     $8,176
Ratio of expenses to average daily net
  assets (c)...........................        .75%(b)      .75%      .74%       .70%(b)
Ratio of net investment income to
  average daily net assets(c)..........        .47%(b)      .64%      .83%      1.19%(b)
Portfolio turnover rate (excluding
  short-term securities)...............       18.0%       25.3%      59.2%       5.8%

------------

(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b)  Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $173,747, $255,026, $181,190 and $50,025 in expenses for the period ended
     January 31, 2000, the years ended July 31, 1999 and 1998 and the period from January 31, 1997 (date of inception) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.42%, 1.43%, 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.20)%, (.04)%, (.24)% and (.40)%, respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.16%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income
     (loss) to average daily net assets would have been (.96)%, (.77)%, (.97)% and (1.10)%, respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.16%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.96)%, (.77)%, (.97)% and (1.10)%, respectively.
(d)  Inception date of the Fund.

                                                         ADVANTUS Index 500 Fund
                                       Notes to Financial Statements - continued
                                                                     (UNAUDITED)

                                                            CLASS B                                   CLASS C
                                         ----------------------------------------------  ---------------------------------
                                         PERIOD FROM                        PERIOD FROM  PERIOD FROM
                                          AUGUST 1,                         JANUARY 31,   AUGUST 1,
                                           1999 TO    YEAR ENDED JULY 31,   1997(D) TO     1999 TO    YEAR ENDED JULY 31,
                                         JANUARY 31,  --------------------   JULY 31,    JANUARY 31,  --------------------
                                            2000        1999       1998        1997         2000        1999       1998
                                         -----------  ---------  ---------  -----------  -----------  ---------  ---------
Net asset value, beginning of period...    $ 17.64     $ 15.01    $ 12.87     $10.69       $17.60      $14.97     $12.85
                                           -------     -------    -------     ------       ------      ------     ------
Income from investment operations:
  Net investment income................       (.04)       (.03)       .02        .01         (.04)       (.03)       .01
  Net gains on securities (both
    realized and unrealized)...........        .86        2.73       2.17       2.21          .86        2.73       2.16
                                           -------     -------    -------     ------       ------      ------     ------
    Total from investment operations...        .82        2.70       2.19       2.22          .82        2.70       2.17
                                           -------     -------    -------     ------       ------      ------     ------
Less distributions:
  Dividends from net investment
    income.............................          -           -       (.03)      (.04)           -           -       (.03)
  Distributions from capital gains.....       (.15)       (.07)      (.02)         -         (.15)       (.07)      (.02)
                                           -------     -------    -------     ------       ------      ------     ------
    Total distributions................       (.15)       (.07)      (.05)      (.04)        (.15)       (.07)      (.05)
                                           -------     -------    -------     ------       ------      ------     ------
Net asset value, end of period.........    $ 18.31     $ 17.64    $ 15.01     $12.87       $18.27      $17.60     $14.97
                                           =======     =======    =======     ======       ======      ======     ======
Total return (a).......................       4.60%      18.10%     17.17%     20.77%        4.61%      18.03%     17.09%
Net assets, end of period (in
  thousands)...........................    $28,354     $24,202    $11,832     $1,962       $3,474      $2,910     $1,508
Ratio of expenses to average daily net
  assets (c)...........................       1.60%(b)     1.60%     1.60%      1.60%(b)     1.60%(b)    1.60%      1.60%
Ratio of net investment income to
  average daily net assets(c)..........       (.39)%(b)     (.21)%     (.06)%      .29%(b)     (.39)%(b)    (.21)%    (.06)%
Portfolio turnover rate (excluding
  short-term securities)...............       18.0%       25.3%      59.2%       5.8%        18.0%       25.3%      59.2%

                                           CLASS C
                                         -----------
                                         PERIOD FROM
                                         JANUARY 31,
                                         1997(D) TO
                                          JULY 31,
                                            1997
                                         -----------
Net asset value, beginning of period...    $10.69
                                           ------
Income from investment operations:
  Net investment income................       .01
  Net gains on securities (both
    realized and unrealized)...........      2.18
                                           ------
    Total from investment operations...      2.19
                                           ------
Less distributions:
  Dividends from net investment
    income.............................      (.03)
  Distributions from capital gains.....         -
                                           ------
    Total distributions................      (.03)
                                           ------
Net asset value, end of period.........    $12.85
                                           ======
Total return (a).......................     20.44%
Net assets, end of period (in
  thousands)...........................    $  266
Ratio of expenses to average daily net
  assets (c)...........................      1.60%(b)
Ratio of net investment income to
  average daily net assets(c)..........       .29%(b)
Portfolio turnover rate (excluding
  short-term securities)...............       5.8%

------------

Shareholder Services

    The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that may apply.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same share class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make twelve exchanges each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange within the calendar year.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive a check at specified intervals from your fund account - subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DIVIDEND DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE EXCHANGE: You may move money from one Advantus account to any other Advantus account you own (with identical registrations within the same share class) just by calling our toll-free number. The Telephone Exchange privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange may be changed (added/deleted) at any time by submitting a request in writing.

SYSTEMATIC EXCHANGE: You may move a set amount of money monthly or quarterly from one Advantus Fund to another Advantus Fund (with identical registrations within the same share class) to diversify your investment portfolio and take advantage of "dollar-cost averaging".

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Life insurance premiums from your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge, if any.

AUTOMATIC INVESTMENT PLAN: This special purchase plan enables you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets.) The Automatic Investment Plan allows you to invest automatically monthly, semi-monthly or quarterly from your checking or savings account.

IRAS, OTHER QUALIFIED PLANS: You can use the Advantus Family of Funds for your Traditional, Roth or Education Individual Retirement Account or other qualified plans including: SEP IRA's, SIMPLE IRA's, Profit Sharing, 401(k) Money Purchase or Defined Benefit plans.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account or wire transferred to your bank of record for the account. Wire transfers are for amounts over $500. The prevailing wire charge will be added to the withdrawal amount. The Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Redemption may be changed (added/deleted) at any time by submitting a request in writing. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate and quarterly statements to help you track all of your Advantus Fund investments and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call 1-800-665-6005. Advantus Account Representatives are available Monday through Friday from 7:30 a.m. to 5:15 p.m. Central Time. Our voice response system is available 24 hours, seven days a week. This system allows you to access current net asset values, account balances and recent account activity.

INTERNET ADDRESS:  www.Advantusfunds.com

HOW TO INVEST

You can invest in one or more of the eleven Advantus Funds through a local Registered Representative of Ascend Financial Services, Inc., distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in. To find a Registered Representative near you, call the toll-free service line (1-800-665-6005) or visit www.Advantusfunds.com.

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Automatic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management. (For the Advantus International Balanced Fund, Inc., the sub-adviser, Templeton Investment Counsel, Inc., selects the Fund's investments.)

Advantus Capital Management, Inc. manages twelve mutual funds containing $3.5 billion in assets in addition to $11.2 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 13 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund
Advantus Horizon Fund
Advantus Spectrum Fund
Advantus Enterprise Fund
Advantus Cornerstone Fund
Advantus Money Market Fund
Advantus Mortgage Securities Fund
Advantus International Balanced Fund
Advantus Venture Fund
Advantus Index 500 Fund
Advantus Real Estate Securities Fund

   THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS. THIS MAY BE USED AS SALES
                                 LITERATURE IN
  CONNECTION WITH THE OFFER OR SALE OF THE ADVANTUS INDEX 500 FUND IF PRECEDED
         OR ACCOMPANIED BY (a) THE CURRENT PROSPECTUS FOR THE ADVANTUS
                  INDEX 500 FUND, AND (b) THE CURRENT ADVANTUS
                        MUTUAL FUND PERFORMANCE REPORT.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                                     [LOGO]

                        [ADVANTUS -TM- FAMILY OF FUNDS]
                        ASCEND FINANCIAL SERVICES, INC.,
                      SECURITIES DEALER, MEMBER NASD/SIPC
                            400 ROBERT STREET NORTH
                            ST. PAUL, MN 55101-2098
                                 1-800-AFS-1838
                                (1-800-237-1838)

ASCEND FINANCIAL SERVICES, INC.                               ------------------
400 ROBERT STREET NORTH                                       PRESORTED STANDARD
ST. PAUL, MN 55101-2098                                        U.S. POSTAGE PAID
                                                                 ST. PAUL, MN
                                                                PERMIT NO. 3547
                                                              ------------------

ADDRESS SERVICE REQUESTED

F.52035 Rev. 3-2000